SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Redeemable Noncontrolling Interest [Line Items]
January 1, 2015	$ 2,930
Net income attributable to redeemable non-controlling interest	639	$ 425	$ 546
Increase in redeemable non-controlling interest as part of acquisitions	4,159
Decrease in redeemable non-controlling interest due to change in ownership in subsidiaries	378
Dividend in Redeemable Non-controlling interest	(2,294)
Foreign currency translation adjustments	(67)
December 31, 2015	$ 5,745	$ 2,930